Putnam Tax-Free High Yield Fund
The fund's portfolio
4/30/19 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.30% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.7%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.5%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$1,200,000	$1,281,396
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	3,000,000	3,555,780
zero %, 10/1/46	BBB	8,800,000	8,141,496

			12,978,672
Alaska (1.7%)
Northern Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5.00%, 6/1/46	B3	13,070,000	12,792,393
(Tobacco Settlement), Ser. C, zero %, 6/1/46	B/P	20,860,000	1,978,571

			14,770,964
Arizona (2.8%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,602,435
Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	5,575,000	16,664
7.25%, 12/1/19 (escrow)(F)	D/P	500,000	1,495
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,000,000	1,044,590
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Choice Academies, Inc.), 5.375%, 9/1/32	BB	1,000,000	1,041,150
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	4,041,110
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	780,593
5.00%, 7/1/35	BB	1,500,000	1,587,870
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,852,515
Phoenix, Indl. Dev. Auth. Student Hsg. Rev. Bonds, (Downtown Phoenix Student Hsg., LLC-AZ State U.), Ser. A, 5.00%, 7/1/37	Baa3	750,000	848,168
Pinal Cnty., Indl. Dev. Auth. Env. Fac. 144A Rev. Bonds, (Green Bond), 7.25%, 10/1/33	BB-/P	2,500,000	2,592,900
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,919,167
5.00%, 12/1/37	A3	1,430,000	1,803,259
5.00%, 12/1/32	A3	1,500,000	1,853,640
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med.), 5.00%, 8/1/36	A3	800,000	905,888
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,660,464
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	529,210

			24,081,118
California (6.7%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	1,295,000	1,399,494
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	1,000,000	1,125,990
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	800,000	894,816
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	878,594
5.00%, 8/1/32	BB	665,000	689,126
CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	5,090,000	5,368,118
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,879,248
CA State Statewide Cmnty. Dev. Auth. College Hsg. 144A Rev. Bonds, (CA College of the Arts), 5.25%, 7/1/49	BB+	1,000,000	1,080,920
California State University Rev. Bonds, Ser. A, 5.00% 11/1/2041(T)	Aa3	12,000,000	13,921,650
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	500,000	533,900
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42	BB/P	1,750,000	1,872,115
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32	BB/P	1,105,000	1,174,781
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	850,000	911,498
(American Baptist Homes of the West), 5.00%, 10/1/43	BBB+/F	1,000,000	1,051,440
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/47	BB/P	6,000,000	5,889,600
Ser. A-1, 5.00%, 6/1/26	BBB+	1,400,000	1,625,806
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	775,000	808,333
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A2	2,000,000	2,654,720
Morongo Band of Mission Indians 144A Rev. Bonds, Ser. B, 5.00%, 10/1/42	BBB-/F	3,650,000	3,975,726
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,066,500
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB	750,000	825,420
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds, (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	1,001,380
San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,158,320
Southern CA Pub. Pwr. Auth. Rev. Bonds, (Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,609,155
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,790,622

			58,187,272
Colorado (4.0%)
Broadway Station Metro. Dist. No. 2 Co. G.O. Bonds, Ser. A, 5.125%, 12/1/48	B/P	1,500,000	1,517,250
Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	850,000	898,714
CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	A2	1,000,000	435,750
Ser. A, NATL, zero %, 9/1/28	A2	5,000,000	3,861,700
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	870,620
(Christian Living Cmntys.), 5.25%, 1/1/37	BB/P	750,000	778,613
(Christian Living Cmntys.), 5.125%, 1/1/30	BB/P	1,415,000	1,480,274
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	BBB	3,250,000	3,463,233
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BB+/F	250,000	273,810
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,000,000	1,112,760
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/48	BB+/F	500,000	520,920
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/39	BB+/F	2,000,000	2,095,860
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,175,560
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	12,000,000	7,119,360
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	330,000	346,655
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	3,111,210
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,000,000	2,983,500
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1
5.00%, 12/1/47	Ba1	1,000,000	1,063,770
5.00%, 12/1/37	Ba1	500,000	539,765

			34,649,324
Connecticut (0.6%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,616,370
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	1,042,920
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,678,600

			5,337,890
Delaware (2.4%)
DE State Econ. Dev. Auth. Rev. Bonds
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	3,000,000	3,110,520
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/46	BB+	1,820,000	1,911,710
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB+	700,000	747,649
DE State Hlth. Fac. Auth. Rev. Bonds, (Bayhealth Med. Ctr.), Ser. A, 4.00%, 7/1/40	AA-	1,250,000	1,321,238
DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 2.30%, 10/1/38	VMIG 1	10,025,000	10,025,000
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	3,500,000	3,662,575

			20,778,692
District of Columbia (1.3%)
DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	3,945,000	4,127,022
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	2,195,000	2,282,844
(Kipp DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,728,447
DC, Rev. Bonds, (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	765,000	752,056
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Ser. B, zero %, 10/1/40	Baa1	995,000	421,104

			11,311,473
Florida (4.5%)
Cap. Trust Agcy. Senior Living 144A Rev. Bonds, (H-Bay Ministries, Inc.-Superior Residencies), Ser. C, 7.50%, 7/1/53	B-/P	750,000	745,313
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	500,000	512,920
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	560,000	609,790
Greater Orlando Aviation Auth. Rev. Bonds, (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,050,550
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/45	A2	5,885,000	6,482,445
Lakeland, Retirement Cmnty. 144A Rev. Bonds, (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	1,820,000	1,823,713
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	900,000	922,887
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	970,000	990,981
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,305,225
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	3,000,000	3,057,900
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,351,899
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	788,483
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/24	A-/F	2,000,000	2,151,960
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	4,000,000	4,571,640
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/42	BBB-/F	1,000,000	1,058,620
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BBB-/F	1,285,000	1,395,985
5.00%, 1/1/30	BBB-/F	750,000	818,828
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,598,544
Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6.00%, 5/1/36(FWC)	B-/P	1,450,000	1,455,699
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	940,000	958,744
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	1,090,000	1,216,734
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	1,400,000	1,434,454
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	1,250,000	1,285,225
Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds, (Phase II), 6.125%, 5/1/39	BBB-/P	740,000	768,490
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	250,000	258,998

			39,616,027
Georgia (1.6%)
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds, (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	2,000,000	2,143,280
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,340,125
GA State Private College & U. Auth. Rev. Bonds, (Mercer U.), Ser. A, 5.00%, 10/1/32	Baa1	1,100,000	1,152,360
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,365,000	1,470,187
5.00%, 3/1/37	BBB-/F	2,385,000	2,602,464
Main St. Natural Gas, Inc. Rev. Bonds, (GA Gas), Ser. A, 5.50%, 9/15/21	A-	1,255,000	1,351,083
Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	3,741,010

			13,800,509
Guam (0.1%)
Territory of GU, Dept. of Ed. COP, (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	514,975

			514,975
Hawaii (0.3%)
HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44 (Prerefunded 11/15/19)	B/P	1,350,000	1,402,137
(Kahala Nui), 5.125%, 11/15/32	A-/F	1,050,000	1,154,801

			2,556,938
Idaho (0.1%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	500,000	574,870

			574,870
Illinois (12.5%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	7,040,000	8,032,358
Ser. A, 5.50%, 1/1/49	BBB+	2,000,000	2,209,680
Ser. D-05, 5.50%, 1/1/37	BBB+	3,250,000	3,535,383
Ser. G-07, 5.50%, 1/1/35	BBB+	1,200,000	1,311,636
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	2,124,280
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	4,909,000	4,936,589
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B+	4,000,000	4,212,160
Ser. H, 5.00%, 12/1/36	B+	4,600,000	4,918,734
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	B+	1,500,000	1,818,450
Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5.00%, 1/1/30	AA	200,000	218,592
5.00%, 1/1/28	Ba1	1,000,000	1,060,720
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/34	A	1,950,000	2,142,446
5.00%, 1/1/33	A	1,000,000	1,104,950
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	650,000	690,801
5.00%, 11/1/39	A	1,075,000	1,179,146
5.00%, 11/1/30	A	1,400,000	1,598,842
5.00%, 11/1/28	A	1,500,000	1,739,160
Cook Cnty., G.O. Bonds, 5.00%, 11/15/34	AA-	1,000,000	1,116,840
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	817,000	818,618
IL Fin. Auth. Rev. Bonds, (Navistar Intl. Recvy. Zone), 6.75%, 10/15/40	BB-	1,155,000	1,204,515
IL State G.O. Bonds
Ser. A, 5.25%, 12/1/30	Baa3	5,000,000	5,543,000
5.25%, 2/1/30	Baa3	3,000,000	3,206,820
5.00%, 11/1/41	Baa3	1,900,000	2,004,633
5.00%, 1/1/41	Baa3	1,000,000	1,050,700
5.00%, 2/1/39	Baa3	500,000	519,280
Ser. A, 5.00%, 5/1/38	Baa3	2,500,000	2,677,425
5.00%, 11/1/34	Baa3	2,250,000	2,404,845
Ser. A, 5.00%, 10/1/33	Baa3	1,025,000	1,114,329
Ser. A, 5.00%, 12/1/31	Baa3	7,200,000	7,825,968
Ser. C, 5.00%, 11/1/29	Baa3	3,000,000	3,291,210
5.00%, 2/1/29	Baa3	2,000,000	2,188,760
Ser. A, 5.00%, 12/1/28	Baa3	2,700,000	2,985,471
Ser. D, 5.00%, 11/1/28	Baa3	2,000,000	2,210,840
Ser. A, 5.00%, 10/1/27	Baa3	2,000,000	2,211,020
IL State Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	35,000	35,604
(Provena Hlth.), Ser. A, U.S. Govt. Coll., 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	3,465,000	3,524,806
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	1,000,000	1,060,190
(Plymouth Place), 5.25%, 5/15/45	BB+/F	850,000	888,378
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	500,000	533,500
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	935,468
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	550,655
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/34	A+	1,400,000	1,594,670
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	200,000	228,632
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/30	A+	400,000	464,788
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	BB	1,500,000	1,132,770
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	600,000	631,218
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/47	Baa3	4,000,000	4,373,920
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.850%, 6/15/31), 12/15/42(STP)	BBB	3,000,000	1,795,380
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	2,000,000	2,332,380
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	3,000,000	3,569,550

			108,860,110
Indiana (0.2%)
Valparaiso, Exempt Facs. Rev. Bonds, (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,875,000	2,164,969

			2,164,969
Iowa (0.3%)
IA State Fin. Auth. Midwestern Disaster Rev. Bonds, (IA Fertilizer Co., LLC), 5.25%, 12/1/25	B+	2,250,000	2,426,108

			2,426,108
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB-/P	1,000,000	1,050,410
Wyandotte, Cnty./Kanasas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	AA	1,500,000	1,525,005

			2,575,415
Kentucky (1.2%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	2,094,080
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	2,000,000	2,193,680
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	375,000	418,043
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,453,970
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	4,000,000	4,362,800

			10,522,573
Louisiana (0.2%)
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	CCC/P	1,000,000	10
Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds, (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,094,950
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	812,055

			1,907,015
Maine (0.5%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, (ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	3,000,000	3,319,200
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B	1,000,000	1,050,300

			4,369,500
Maryland (1.0%)
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	539,140
Prince Georges Cnty., Rev. Bonds, (Collington Episcopal Life Care Cmnty., Inc.), 5.25%, 4/1/37	BB/P	1,800,000	1,922,328
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	2,086,400
5.125%, 7/1/39	B/P	300,000	314,325
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	799,493
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	3,190,410

			8,852,096
Massachusetts (0.9%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	250,000	277,565
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	250,000	291,715
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB+	1,000,000	1,081,530
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,060,940
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	316,702
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.125%, 11/15/46	BB/F	2,000,000	2,088,140
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	2,035,000	2,035,529

			8,152,121
Michigan (2.9%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba3	350,000	374,388
5.00%, 4/1/36	Ba3	1,400,000	1,503,978
Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	700,000	734,811
Ser. A, 5.25%, 7/1/39	Ba1	500,000	521,965
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A	1,000,000	1,133,530
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	AA-	1,900,000	2,127,905
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	650,000	694,265
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.00%, 2/1/47	BB+	3,100,000	3,321,650
(Lawrence Technological U.), 5.00%, 2/1/37	BB+	1,080,000	1,167,718
(Kalamazoo College), 4.00%, 12/1/47	A1	1,610,000	1,691,740
MI State Hosp. Fin. Auth. Rev Bonds (Trinity Hlth. Credit Group) , Ser. A, 5.00% 12/1/47(T)	Aa3	11,000,000	11,885,719

			25,157,669
Minnesota (0.9%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	399,484
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34(FWC)	Ba2	725,000	726,863
4.00%, 3/1/28(FWC)	Ba2	760,000	785,582
4.00%, 3/1/27(FWC)	Ba2	730,000	761,127
3.00%, 3/1/21(FWC)	Ba2	395,000	397,753
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	648,868
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	1,025,340
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	1,500,000	1,577,475
Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB	925,000	948,847
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A, 6.375%, 9/1/31	BBB-	500,000	538,740

			7,810,079
Mississippi (2.4%)
MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.)
Ser. A, 2.25%, 12/1/30	VMIG 1	1,720,000	1,720,000
Ser. E, 2.25%, 12/1/30	VMIG 1	10,250,000	10,250,000
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	9,350,000	9,383,006

			21,353,006
Missouri (1.2%)
MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The)), Ser. C, 2.20%, 9/1/30	VMIG 1	1,000,000	1,000,000
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,681,144
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds
(Friendship Village), 5.00%, 9/1/48	BB+/F	1,750,000	1,849,978
(Friendship Village Oblig. Group), Ser. A, 5.00%, 9/1/38	BB+/F	3,000,000	3,241,260
St. Louis, Land Clearance Auth Annual Appropriation Rev. Bonds, (Scottrade Ctr.), Ser. A, 5.00%, 4/1/48	A	2,745,000	3,053,511

			10,825,893
Nebraska (1.4%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	7,750,000	8,608,855
Central Plains, Energy Rev. Bonds, (NE Gas No. 3), 5.00%, 9/1/32 (Prerefunded 9/1/22)	A3	3,000,000	3,247,140

			11,855,995
Nevada (1.2%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	685,000	711,742
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	520,000	537,394
(Dist. No. 607 Local Impt.), 5.00%, 6/1/22	BBB-/P	370,000	391,053
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	750,000	769,838
North Las Vegas, G.O. Bonds, AGM
4.00%, 6/1/34	AA	1,075,000	1,150,605
4.00%, 6/1/33	AA	1,400,000	1,503,586
4.00%, 6/1/32	AA	4,330,000	4,683,588
NV State Dept. of Bus. & Indl. 144A Rev. Bonds, (Somerset Academy of Las Vegas), Ser. A, 5.00%, 12/15/38	BB	1,000,000	1,054,040

			10,801,846
New Hampshire (1.0%)
National Fin. Auth. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. C, 4.875%, 11/1/42	B1	2,100,000	2,143,869
NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19), (Casella Waste Syst., Inc.), 4.00%, 4/1/29	B	650,000	653,218
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	673,956
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,120,970
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,210,000	2,506,604
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42	B-/P	250,000	267,775
6.125%, 7/1/37	B-/P	1,000,000	1,066,980

			8,433,372
New Jersey (7.3%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM
5.00%, 3/1/37	AA	500,000	573,970
5.00%, 3/1/32	AA	1,750,000	2,038,330
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,499,850
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB-	655,000	661,674
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	300,000	304,098
(Continental Airlines, Inc.), 5.50%, 6/1/33	BB	2,000,000	2,215,540
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB-	2,250,000	2,090,633
Ser. EEE, 5.00%, 6/15/48	Baa1	4,000,000	4,382,680
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	544,860
Ser. EEE, 5.00%, 6/15/43	Baa1	3,910,000	4,288,879
Ser. DDD, 5.00%, 6/15/42	Baa1	1,500,000	1,626,960
Ser. EEE, 5.00%, 6/15/38	Baa1	2,500,000	2,766,250
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,143,530
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	821,985
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,122,010
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	600,000	674,172
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,446,940
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A
5.00%, 6/15/37	Baa2	1,000,000	1,057,880
4.75%, 6/15/32	Baa2	170,000	179,258
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	BB	1,000,000	1,138,530
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,500,000	2,666,275
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	1,000,000	1,107,270
Ser. A, 5.00%, 12/15/33	Baa1	3,000,000	3,402,840
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	2,000,000	2,305,800
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BBB	7,200,000	7,520,256
Ser. A, 5.00%, 6/1/35	A-	5,000,000	5,745,900
Ser. A, 5.00%, 6/1/33	A-	6,750,000	7,839,855

			63,166,225
New Mexico (0.6%)
NM State Severance Tax Rev. Bonds, Ser. A, 5.00%, 7/1/19	Aa2	5,000,000	5,027,900

			5,027,900
New York (4.8%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	532,632
Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	6,300,000	6,943,797
NY City, Indl. Dev. Agcy. Rev. Bonds, (Yankee Stadium), AGC, 7.00%, 3/1/49	AA	1,000,000	1,005,010
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BBB	2,500,000	2,550,675
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/36	Baa3	1,100,000	1,248,060
5.00%, 12/1/35	Baa3	1,300,000	1,479,699
NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19), (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B	1,500,000	1,508,775
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,374,125
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	6,750,000	7,269,548
Triborough Bridge & Tunnel Auth. Mandatory Put Bonds (10/1/20), Ser. D, 2.148%, 11/15/38	Aa3	7,850,000	7,877,240
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 2.23%, 11/1/32	VMIG 1	6,450,000	6,450,000
Triborough Bridge & Tunnel Auth. FRN Mandatory Put Bonds (9/26/19), Ser. B, 2.078%, 1/1/32	Aa3	2,840,000	2,843,720
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds, (St. John's Riverside Hosp.), Ser. A, 7.125%, 7/1/31	B-	460,000	453,279

			41,536,560
North Carolina (1.0%)
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	1,000,000	1,138,160
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Salemtowne), 5.25%, 10/1/37	BB/P	2,000,000	2,127,340
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	750,000	786,833
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	1,500,000	1,559,535
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,729,390
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	1,000,000	1,054,890

			8,396,148
Ohio (4.5%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	10,485,000	10,460,023
Ser. A-3, 6.25%, 6/1/37	B-	7,300,000	7,206,268
Ser. A-2, 6.00%, 6/1/42	B3	4,015,000	3,956,783
Ser. A-2, 5.75%, 6/1/34	B-	3,925,000	3,726,081
Ser. C, zero %, 6/1/52	CCC/P	20,000,000	473,800
Ser. B, zero %, 6/1/47	CCC+/P	15,000,000	858,750
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	2,112,180
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,196,197
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB/F	3,000,000	3,258,420
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	250,000	250,843
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	2,089,240
OH State Higher Edl. Fac. Comm. Rev. Bonds, 5.25%, 12/1/48	BB	750,000	789,780
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	2,225,000	2,400,686
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	235,000	249,784

			39,028,835
Oklahoma (0.3%)
OK Cnty., Fin. Auth. Rev. Bonds, (Epworth Village), Ser. A, 5.00%, 4/1/33	BB-/P	820,000	809,455
Tulsa, Muni. Arpt. Trust Rev. Bonds, (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	2,000,000	2,162,180

			2,971,635
Oregon (0.3%)
Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds, (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	1,800,000	1,828,584
Yamhill Cnty., Hosp. Auth. Rev. Bonds, (Friendsview Retirement Cmnty.), Ser. A, 5.00%, 11/15/46	BB/P	750,000	794,865

			2,623,449
Pennsylvania (4.5%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	765,000	793,458
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	2,200,000	2,371,160
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/37	Baa3	1,000,000	1,095,130
(Chatham U.), Ser. A, 5.00%, 9/1/35	BBB-	1,000,000	1,036,520
(Chatham U.), Ser. A, 5.00%, 9/1/30	BBB-	1,500,000	1,567,680
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds, (U.S. Steel Corp.), 5.75%, 8/1/42	B2	1,000,000	1,011,390
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	1,200,000	1,267,716
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	673,088
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	1,000,000	1,081,740
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Baa3	800,000	853,480
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,230,000	1,266,863
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Brethren Village), 5.125%, 7/1/37	BB+/F	700,000	741,839
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 2.26%, 7/1/34 (JPMorgan Chase Bank N.A. (LOC) (8/31/18))	A-1	1,515,000	1,515,000
Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds, (Arcadia U.), 5.25%, 4/1/30	BBB	1,530,000	1,566,215
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	1,500,000	1,531,185
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	2,000,000	2,118,780
Northeastern PA Hosp. & Ed. Auth. Rev. Bonds, (Wilkes U.), Ser. A, 5.25%, 3/1/42	BBB	1,000,000	1,042,750
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-	4,950,000	4,930,844
PA State Higher Edl. Fac. Auth. Rev. Bonds, (Shippensburg U.), 6.25%, 10/1/43 (Prerefunded 10/1/21)	BBB-	1,000,000	1,108,400
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	1,096,930
PA State Tpk. Comm. Rev. Bonds, 5.00%, 12/1/24(WIS)	A1	4,000,000	4,586,720
Philadelphia, School Dist. G.O. Bonds, Ser. A
5.00%, 9/1/36	A2	1,000,000	1,151,040
5.00%, 9/1/35	A2	1,000,000	1,155,930
5.00%, 9/1/34	A2	1,000,000	1,159,500
5.00%, 9/1/30	A2	1,000,000	1,185,310
Susquehanna, Area Regl. Arpt. Auth. Syst. Rev. Bonds, 5.00%, 1/1/35	Baa3	800,000	894,200

			38,802,868
Puerto Rico (0.4%)
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Ser. 07A
zero %, 8/1/43	BBB/P	3,362,197	2,950,328
zero %, 8/1/43	BBB/P	1,107,133	912,001

			3,862,329
Rhode Island (0.3%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,080,520

			3,080,520
South Carolina (2.4%)
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds, (High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,205,740
SC State Jobs-Econ. Dev. Auth. Hosp. Rev. Bonds, (Prisma Hlth. Oblig. Group), Ser. A, 5.00%, 5/1/43	A2	4,275,000	4,873,543
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A+	6,220,000	6,910,296
Ser. E, 5.25%, 12/1/55	A+	2,500,000	2,808,300
Ser. E, 5.00%, 12/1/48	A+	2,000,000	2,167,400
Ser. C, 5.00%, 12/1/46	A+	1,000,000	1,101,470
(Oblig.), Ser. B, 5.00%, 12/1/37	A+	500,000	571,875

			20,638,624
Tennessee (0.4%)
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,341,388
Tennergy Corp., Gas Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa2	2,000,000	2,287,620

			3,629,008
Texas (9.5%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	903,770
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	6,000,000	6,336,420
(Idea Pub. Schools), 5.00%, 8/15/32	BBB+	2,100,000	2,238,138
(IDEA Pub. Schools), Ser. B, 5.00%, 8/15/27	BBB+	375,000	435,401
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A+	2,265,000	2,385,702
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,081,550
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 2.30%, 12/1/24	A-1+	9,425,000	9,425,000
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6.50%, 7/15/30	BB	3,200,000	3,461,408
Ser. B-1, 5.00%, 7/15/35	BB	200,000	218,690
Ser. B-1, 5.00%, 7/15/30	BB	2,650,000	2,924,964
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A
5.00%, 2/15/42	BBB	2,250,000	2,340,315
5.00%, 2/15/32	BBB	2,250,000	2,363,580
Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds, (Southwest Airlines Co.), 5.25%, 11/1/40	A3	4,000,000	4,160,800
Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	2,400,000	2,464,656
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,287,790
Montgomery Cnty., Toll Road Auth. Rev. Bonds
5.00%, 9/15/38	BBB-	1,830,000	2,010,237
5.00%, 9/15/34	BBB-	170,000	188,987
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	253,843
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	712,943
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	1,114,848
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	508,505
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	Ba1	3,500,000	3,535,140
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	526,190
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/38	AA	500,000	566,245
(Longhorn Village), 5.00%, 1/1/37	BB-/P	1,500,000	1,544,145
(MRC Crestview), 5.00%, 11/15/36	BB+/F	350,000	370,937
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	807,758
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/30	AA	400,000	467,264
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,646,176
New Hope, Cultural Ed. Fac. Fin. Corp. Student Hsg. Rev. Bonds, (TX A&M U.-Corpus Christi Island Campus), Ser. A, 5.00%, 4/1/37	Ba1	1,700,000	1,737,791
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.)
5.00%, 6/15/48	BB-/P	750,000	762,075
5.00%, 6/15/38	BB-/P	245,000	250,233
North TX, Edl. Fin. Co. Rev. Bonds, (Uplift Edl.), Ser. A, 5.125%, 12/1/42	BBB-	2,500,000	2,620,575
Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	830,000	961,754
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	162,000	4,860
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	2,766,000	82,980
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	1,833,000	54,990
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	317,000	9,510
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	4,122,000	123,660
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Buckner Sr. Living Ventana), Ser. A, 6.625%, 11/15/37	B-/P	1,000,000	1,140,510
(Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,812,667
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	BB+	3,500,000	3,745,595
TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	4,500,000	4,756,815
(NTE Mobility), 6.875%, 12/31/39	Baa2	3,350,000	3,457,267
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	1,500,000	1,630,695
5.00%, 12/31/50	Baa3	250,000	272,478
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	1,500,000	629,340

			82,335,197
Utah (0.7%)
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. C, 2.30%, 5/15/36	A-1+	6,545,000	6,545,000

			6,545,000
Virginia (3.3%)
Charles City Cnty., Econ. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (5/2/22), (Waste Management, Inc.), 2.40%, 8/1/27	A-	1,625,000	1,625,000
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	517,250
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB+/F	350,000	385,588
Gloucester Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/19), (Waste Mgt. Svcs.), Ser. A, 2.40%, 9/1/38	A-	10,000,000	10,000,000
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), Ser. A, 5.00%, 1/1/42	BBB-/F	690,000	739,031
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	835,000	851,433
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/56	Baa3	3,000,000	3,274,620
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,630,350
Sussex Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (5/2/22), (Waste Management, Inc.), Ser. A, 2.40%, 6/1/28	A-	1,625,000	1,625,000
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	1,725,000	1,904,176
(95 Express Lanes, LLC), 5.00%, 1/1/40	BBB	4,500,000	4,747,500
VA State Small Bus. Fin. Auth. Solid Waste Disp. Fac. 144A, FRN Mandatory Put Bonds (7/1/38), (Covanta Holding Corp.), 5.00%, 1/1/48	B	1,000,000	1,035,240

			28,335,188
Washington (2.9%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	1,000,000	1,096,340
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	5,700,000	6,166,203
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,203,000
WA State G.O. Bonds, Ser. D, 4.00%, 2/1/34	Aa1	5,000,000	5,266,450
WA State Hlth. Care Fac. Auth. Rev. Bonds, (Overlake Hosp. Med. Ctr.), Ser. A, 4.00%, 7/1/37	A2	3,125,000	3,322,406
WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	601,002
WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Bayview Manor Homes), Ser. A, 5.00%, 7/1/46	BB+/P	2,025,000	2,111,488
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB+/F	4,000,000	4,272,480

			25,039,369
Wisconsin (2.8%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	800,000	866,648
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB+	3,500,000	3,709,720
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	1,093,370
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	BBB	700,000	726,999
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	850,000	926,704
5.00%, 5/1/42	BBB+	500,000	545,080
Pub. Fin. Auth. Ltd. Oblig. Pilot 144A Rev. Bonds, (American Dream at Meadowlands), 7.00%, 12/1/50	BB/P	1,720,000	2,012,882
Pub. Fin. Auth. Retirement Fac. Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/43	BB/F	1,500,000	1,596,060
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,550,000	1,583,852
(St. Johns Cmntys. Inc.), Ser. A, 7.25%, 9/15/29 (Prerefunded 9/15/19)	AAA/F	1,000,000	1,020,470
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	750,000	771,720
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	822,818
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/36	AA	3,275,000	3,514,173
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	1,077,840
5.75%, 11/15/44	BB-/P	500,000	534,100
5.50%, 11/15/34	BB-/P	1,685,000	1,782,797
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,561,050

			24,146,283

Total municipal bonds and notes (cost $849,904,649)			$884,391,629

UNITIZED TRUST (0.1%)(a)
	Shares	Value
CMS Liquidating Trust 144A(F)	400	$900,032

Total unitized trust (cost $1,206,477)		$900,032

SHORT-TERM INVESTMENTS (0.0%)(a)
		Principal amount/ shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.37%(P)	Shares	110,000	$110,000
U.S. Treasury Bills 2.450%, 6/6/19(SEG)		$134,000	133,681
U.S. Treasury Bills 2.468%, 7/18/19		105,000	104,460

Total short-term investments (cost $348,131)			$348,141
TOTAL INVESTMENTS

Total investments (cost $851,459,257)			$885,639,802

FUTURES CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Long)	76	$10,015,375	$10,015,375	Jun-19	$45,125

Unrealized appreciation					45,125

Unrealized (depreciation)					—

Total					$45,125

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$8,000,000	$52,400	$—	7/3/19	—	2.03% minus Municipal Market Data Index AAA municipal yields 10 Year rate – At maturity	$(52,400)
7,625,000	201,803	—	7/19/19	—	2.805% minus Municipal Market Data Index AAA municipal yields 30 Year rate – At maturity	201,803

Upfront premium received		—	Unrealized appreciation			201,803

Upfront premium (paid)		—	Unrealized (depreciation)			(52,400)

Total		$—			Total	$149,403

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through April 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $869,270,029.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $107,730.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security (Note 1).
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
At the close of the reporting period, the fund maintained liquid assets totaling $8,042,430 to cover tender option bonds, and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 2.30%, 2.48% and 2.58%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	22.5%
	Education	14.8
	Transportation	11.5
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, and for hedging inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
At the close of the reporting period, the fund’s investments with a value of $25,807,369 were held by the TOB trust and served as collateral for $17,272,589 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $75,702 for these investments based on an average interest rate of 2.02%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$884,097,470	$294,159
Unitized trust	—	—	900,032
Short-term investments	110,000	238,141	—

Totals by level	$110,000	$884,335,611	$1,194,191
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$45,125	$—	$—
Total return swap contracts	—	149,403	—

Totals by level	$45,125	$149,403	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$246,928	$52,400

Total	$246,928	$52,400

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
OTC total return swap contracts (notional)	$11,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com